UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue, Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer            New York, NY               November 10, 2005
------------------------        ----------------            ---------------
[Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        12

Form 13F Information Table Value Total:        $241,784
                                               (thousands)


List of Other Included Managers:

Form 13F File Number            Name

(1)  28-10559                   Eagle Capital Partners, LP

 --------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE


                                                      Witmer Asset Management
                                                            13F Filing
                                                        Septembere 30, 2005


COLUMN 1                            COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL DISCRETION  MGRS  SOLE  SHARED   NONE
RADICA GAMES LTD                      ORD           G7342H107    5,828      664,550  SH       SHARED     (1)           664,550
ASSURANT INC                          COM           04621X108   17,603      462,500  SH       SHARED     (1)           462,500
BAXTER INTL INC                       COM           071813109   17,272      433,200  SH       SHARED     (1)           433,200
BERKSHIRE HATHAWAY INC DEL           CL A           084670108   18,860          230  SH       SHARED     (1)               230
CHAPARRAL STL CO DEL                  COM           159423102   40,616      1610452  SH       SHARED     (1)         1,610,452
COMCAST CORP NEW                   CL A SPL         20030N200   20,949      727,900  SH       SHARED     (1)           727,900
DECKERS OUTDOOR CORP                  COM           243537107   20,184      838,903  SH       SHARED     (1)           838,903
IMAGISTICS INTERNATIONAL INC          COM           45247T104   19,094      456,250  SH       SHARED     (1)           456,250
LEAP WIRELESS INTL INC              COM NEW         521863308   27,838      790,850  SH       SHARED     (1)           790,850
MEDIA GEN INC                        CL A           584404107   15,843      273,100  SH       SHARED     (1)           273,100
RINKER GROUP LTD                 SPONSORED ADR      76687M101   12,150      191,000  SH       SHARED     (1)           191,000
USA MOBILITY INC                      COM           90341G103   25,547      946,898  SH       SHARED     (1)           946,898
TOTAL                                                          241,784






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